Equity (Details Narrative)	6 Months Ended
	Dec. 31, 2023 Integer shares	Dec. 31, 2022 Integer shares
IfrsStatementLineItems [Line Items]
Warrants issued to raise capital	1,500,000
Performance Rights [member]
IfrsStatementLineItems [Line Items]
Issue of performance rights | Integer	0
Options [member]
IfrsStatementLineItems [Line Items]
Lapsed options	8,400,000	479,500,000